Summary of Significant Accounting Policies (Product Warranty and Replacement Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Accounting Policies [Abstract]
Period for product warranty	1 year
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	$ 18.5	$ 17.3	$ 17.8
Accruals for product warranties charged to expense	6.1	6.6	4.4
Cost of product warranty claims	(7.7)	(5.9)	(5.2)
Acquisitions	0.2	0.5	0.3
Balance at end of period	$ 17.1	$ 18.5	$ 17.3